Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Cyalume Technologies Holdings, Inc.
Consolidated Financial Statement Schedule
Schedule II – Valuation and Qualifying Accounts
(in thousands)

Description	Balance at Beginning of Period	Charged to costs and expenses	Deductions		Balance at End of Period
Year ended December 31, 2013
Allowance for Doubtful Accounts	$155	$2	$(113)	(1)	$44
Deferred Tax Asset Valuation Allowance	3,874	2,048	—		5,922
Year ended December 31, 2014
Allowance for Doubtful Accounts	$44	$12	$(34)	(1)	$22
Deferred Tax Asset Valuation Allowance	5,922	7,172	—		13,094

(1)	Write-offs and recoveries